Portfolio of Investments
Columbia Contrarian Core Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 12.0%
Entertainment 2.3%
Endeavor Group Holdings, Inc., Class A(a)	1,614,584	36,683,348
Take-Two Interactive Software, Inc.(a)	1,032,939	128,631,894
Walt Disney Co. (The)(a)	793,008	87,579,804
Total		252,895,046
Interactive Media & Services 6.4%
Alphabet, Inc., Class A(a)	118,681	270,027,759
Alphabet, Inc., Class C(a)	120,786	275,486,293
Meta Platforms, Inc., Class A(a)	846,661	163,947,436
Snap, Inc., Class A(a)	1,121,346	15,822,192
Total		725,283,680
Media 1.7%
Comcast Corp., Class A	4,202,044	186,066,508
Wireless Telecommunication Services 1.6%
T-Mobile USA, Inc.(a)	1,364,225	181,837,550
Total Communication Services		1,346,082,784
Consumer Discretionary 7.1%
Automobiles 0.7%
Tesla Motors, Inc.(a)	110,094	83,479,877
Hotels, Restaurants & Leisure 1.0%
Chipotle Mexican Grill, Inc.(a)	30,947	43,404,715
McDonald’s Corp.	263,485	66,453,552
Total		109,858,267
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.(a)	190,380	457,709,692
Specialty Retail 0.4%
Lowe’s Companies, Inc.	242,607	47,381,147
Textiles, Apparel & Luxury Goods 0.9%
Tapestry, Inc.	2,211,162	76,285,089
Under Armour, Inc., Class A(a)	2,913,199	30,821,645
Total		107,106,734
Total Consumer Discretionary		805,535,717
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.2%
Beverages 0.7%
Monster Beverage Corp.(a)	895,724	79,826,923
Food & Staples Retailing 3.8%
Sysco Corp.	2,294,072	193,114,981
Walmart, Inc.	1,803,588	231,995,524
Total		425,110,505
Food Products 1.5%
Mondelez International, Inc., Class A	2,689,519	170,945,828
Personal Products 0.2%
Coty, Inc., Class A(a)	2,643,631	18,743,344
Total Consumer Staples		694,626,600
Energy 4.9%
Oil, Gas & Consumable Fuels 4.9%
Canadian Natural Resources Ltd.	1,972,024	130,804,352
Chevron Corp.	1,534,873	268,080,918
EOG Resources, Inc.	1,099,467	150,583,000
Total		549,468,270
Total Energy		549,468,270
Financials 10.6%
Banks 4.5%
Bank of America Corp.	5,479,589	203,840,710
JPMorgan Chase & Co.	935,482	123,698,785
Wells Fargo & Co.	4,007,353	183,416,547
Total		510,956,042
Capital Markets 2.7%
BlackRock, Inc.	98,938	66,197,437
MSCI, Inc.	147,330	65,171,426
State Street Corp.	2,309,345	167,404,419
Total		298,773,282
Consumer Finance 0.4%
American Express Co.	233,608	39,437,703
Diversified Financial Services 2.8%
Berkshire Hathaway, Inc., Class B(a)	1,001,412	316,426,164
Columbia Contrarian Core Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.2%
Aon PLC, Class A	93,347	25,732,967
Total Financials		1,191,326,158
Health Care 15.1%
Biotechnology 2.3%
BioMarin Pharmaceutical, Inc.(a)	888,908	66,783,658
Horizon Therapeutics PLC(a)	368,606	33,060,272
Vertex Pharmaceuticals, Inc.(a)	591,193	158,824,000
Total		258,667,930
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	1,300,047	152,703,521
Baxter International, Inc.	770,630	58,606,411
Medtronic PLC	1,903,260	190,611,489
Total		401,921,421
Health Care Providers & Services 3.1%
Anthem, Inc.	322,644	164,422,609
CVS Health Corp.	1,865,628	180,499,509
Total		344,922,118
Life Sciences Tools & Services 0.5%
IQVIA Holdings, Inc.(a)	266,150	57,288,787
Pharmaceuticals 5.6%
Eli Lilly & Co.	747,343	234,247,190
Johnson & Johnson	2,233,262	400,937,527
Total		635,184,717
Total Health Care		1,697,984,973
Industrials 7.9%
Aerospace & Defense 3.4%
Raytheon Technologies Corp.	4,012,247	381,644,935
Airlines 1.3%
Southwest Airlines Co.(a)	3,329,924	152,710,315
Industrial Conglomerates 1.0%
Honeywell International, Inc.	579,438	112,190,785
Road & Rail 2.2%
Uber Technologies, Inc.(a)	5,915,056	137,229,299
Union Pacific Corp.	481,411	105,804,510
Total		243,033,809
Total Industrials		889,579,844
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 26.4%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	986,918	127,697,320
IT Services 5.3%
Fidelity National Information Services, Inc.	827,390	86,462,255
Global Payments, Inc.	601,787	78,858,169
International Business Machines Corp.	578,611	80,334,351
MasterCard, Inc., Class A	570,521	204,172,350
PayPal Holdings, Inc.(a)	403,657	34,395,613
Visa, Inc., Class A	532,059	112,886,958
Total		597,109,696
Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc.(a)	794,994	80,978,089
GlobalFoundries, Inc.(a)	464,657	27,735,376
Lam Research Corp.	153,178	79,657,155
Marvell Technology, Inc.	408,791	24,179,988
Micron Technology, Inc.	506,085	37,369,316
NVIDIA Corp.	566,889	105,849,514
Total		355,769,438
Software 11.3%
Adobe, Inc.(a)	361,542	150,575,012
Intuit, Inc.	416,231	172,511,100
Microsoft Corp.	2,754,334	748,820,785
Palo Alto Networks, Inc.(a)	265,541	133,508,704
Salesforce, Inc.(a)	374,749	60,049,780
Total		1,265,465,381
Technology Hardware, Storage & Peripherals 5.5%
Apple, Inc.	4,189,745	623,601,646
Total Information Technology		2,969,643,481
Materials 3.5%
Chemicals 3.2%
Corteva, Inc.	1,817,883	113,835,833
Ecolab, Inc.	400,067	65,574,982
International Flavors & Fragrances, Inc.	910,863	120,388,763
Nutrien Ltd.	621,089	60,363,640
Total		360,163,218

2	Columbia Contrarian Core Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.3%
Newmont Corp.	583,084	39,562,249
Total Materials		399,725,467
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
American Tower Corp.	636,303	162,976,287
Total Real Estate		162,976,287
Utilities 2.8%
Electric Utilities 1.6%
American Electric Power Co., Inc.	1,750,686	178,622,493
Multi-Utilities 1.2%
Public Service Enterprise Group, Inc.	1,977,349	135,527,500
Total Utilities		314,149,993
Total Common Stocks (Cost $7,048,833,351)		11,021,099,574

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	294,594,731	294,476,893
Total Money Market Funds (Cost $294,476,887)		294,476,893
Total Investments in Securities (Cost: $7,343,310,238)		11,315,576,467
Other Assets & Liabilities, Net		(60,519,562)
Net Assets		11,255,056,905

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.852%
	101,164,946	1,987,930,533	(1,794,618,568)	(18)	294,476,893	(53,299)	384,111	294,594,731
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Contrarian Core Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT133_08_M01_(07/22)